Revenues, Deferred Revenues and Segments	6 Months Ended
Jun. 30, 2026
Revenues, Deferred Revenues and Segments [Abstract]
REVENUES, DEFERRED REVENUES AND SEGMENTS

NOTE 4 – REVENUES, DEFERRED REVENUES AND SEGMENTS

Revenues

For the six months ended June 30, 2026, the Company received the majority of its staking revenues from a validator operated by its related party, RockawayX Infra Ltd, which accounted for approximately 90% of the Company’s total revenues. One customer accounted for over 10% of the Company’s total revenue for the six months ended June 30, 2025, representing 37% of the Company’s total revenue for that period.

Deferred revenue

Deferred revenue, also known as unearned revenue, represents amounts received or invoiced in advance of delivering goods or rendering services. These amounts are recognized as revenue when the performance obligations under the contracts are fulfilled.

Deferred revenue as of June 30, 2026 and December 31, 2025 came from legacy operations and amounted to $166 and $1,538, respectively.

Segments

The Company’s Chief Operating Decision Maker (“CODM”), identified as the Chief Executive Officer, regularly reviews financial and operational information by business line to assess performance and allocate resources. Based on the current internal reporting structure and in accordance with IFRS 8, the Company monitors its results across two operating segments consisting of Digital Asset Treasury and Legacy Sport Portfolio.

●	Digital Asset Treasury: The Treasury segment manages the Company’s digital asset holdings and treasury strategy, with activities primarily consisting of staking rewards from digital assets.

●	Legacy Sport Portfolio: The Sport Portfolio segment includes the Company’s multi-club ownership strategy and related operations. Activities include ownership and management of sports clubs and generation of revenues from competition prizes, sponsorships, player transfers, and sports-related advisory and consulting services.

The CODM evaluates the performance of operating segments based on segment operating income (loss), which reflects revenues less directly attributable operating expenses, and net loss from continuing operations before income taxes for each reportable segment. The CODM reviews segment results on a periodic basis, including comparisons of current period performance to prior periods. We do not prepare separate balance sheets by operating segment for the CODM, as such, assets and liabilities are not evaluated as part of operating segment performance and resource allocation. We provide the CODM depreciation and amortization expense and impairment charges that are generated from operating segment-specific assets, as these are included in segment operating income (loss).

Accounting policies associated with our operating segments are the same as those previously described in Note 2, including transactions between segments. Transactions between segments are reported as if each were a stand-alone business and are eliminated in consolidation.

The tables below show our segment operating income (loss) for the periods presented:

	June 30,
	2026			2025
	Digital Assets Treasury	Legacy Sport Portfolio	Consolidated	Digital Assets Treasury	Legacy Sport Portfolio	Consolidated
Revenues	$3,091	$19	$3,110	$-	$302	$302
Equity based expenses	843	-	843	-	1,099	1,099
General and administrative expenses	14,598	495	15,093	-	3,077	3,077
Impairment of non-financial assets	59,535	-	59,535	-	-	-
Segment operating loss	(71,885)	(476)	(72,361)	-	(3,874)	(3,874)
Interest income (expense)	58	-	58	-	(80)	(80)
Other income (expense)	(5,703)	170	(5,533)	-	2,433	2,433
Loss before income taxes from continuing operations	$(77,530)	$(306)	$(77,836)	$-	$(1,521)	$(1,521)

Revenues by geographical location are as follows:

	June 30,
	2026	2025
Europe	$19	$302
Other	3,091	-
Total	$3,110	$302

Revenue generated from the Legacy Sport Portfolio is primarily derived from operations within Europe, reflecting the geographic concentration of that segment. Revenue generated from other locations primarily pertain to digital asset staking revenue which is inherently global in nature. This revenue is generated on a global basis and is not attributable to any specific geographic region.